Employee Compensation	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Employee Compensation
9.
Employee compensation

	2022	2021	2020
	$’000	$’000	$’000
Wages and salaries	57,740	49,931	36,205
Employer's contribution to defined contribution plans	6,555	5,428	3,313
Other employee benefits	1,826	1,283	937
Share grant and option expenses (Note 25)	3,856	8,542	6,660
	69,977	65,184	47,115